Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Assets Available for Benefit (Details) - EBP 001 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits per the financial statements	$ 1,945,096	$ 1,751,860
Less: amounts deemed distributed for tax purposes	(319)	(376)
Net assets available for benefits per Form 5500	$ 1,944,777	$ 1,751,484